UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 114
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 114
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2004

Date of reporting period: May 31, 2004

Item 1. Report to Stockholders.

Annual Report
May 31, 2004

Dow Jones SM
Islamic Fund

DOW JONES ISLAMIC FUND

July 20, 2004

Dear Shareholders:

Assalamu Alaykum (Greetings of Peace).

I am pleased to report that the Dow Jones Islamic Fund-Class K (“Fund”) performed well in the fiscal year ending May 31, 2004, rising 16.07% while the Lipper Large Cap Growth Index increased 14.99%. The Fund performance was in line with The Dow Jones Islamic Market US Index and the overall stock market. For the year ending May 31, 2004, The Dow Jones Islamic Market US Index rose 16.29% (dividends excluded). The Fund continues to maintain a four star Morningstar rating.

For the quarter ending June 30, 2004 The Fund went up 2.90% while the S&P 500 Index and the Russell 3000 Growth Index (dividends excluded) increased by 1.72% and 1.54%, respectively. In the same quarter, the Lipper Large Cap Growth Index and the Morningstar Large Cap Growth Index rose 1.18% and 1.63% respectively. A longer term, and thus more important comparison, is to look at the annualized three-year figures ending June 30, 2004. The Fund performance was -2.54% while the Lipper Large Cap Growth Index and the Morningstar Large Cap Growth Index performance were -13.56 and -8.49, respectively. In the same three years, the annualized returns for the Russell 3000 Growth Index and The Dow Jones Islamic Market US Index (dividends excluded) were -4.40 and -2.69, respectively.

Stocks went up in 2003 but without expansion in the price-to-earning ratios. In fact, PE’s and other valuation measures improved as earning growth surpassed stock price increases. This trend continued in the first half of 2004 as earnings continued to rise at an annual rate exceeding 20%, while stocks essentially stayed flat. Bridgewater Associates calculated the price-to-earning ratio of the S&P 500 to have dropped below 20 for the first time in seven years. Compare this with PE ratios in the mid 30’s during the last stock market bubble and PE’s in the mid 40’s in the bubble aftermath (as earnings fell faster than stock prices). Although the historic average PE is about 16, current stock values are not high considering the low interest rates and strong earning growth environment. Analysts expect earning to grow at an annual rate of 14% and 16% in the 3rd and 4th quarters respectively, according to Thomas First Call, with the historic average being 7%. Interest rates will remain historically low, even if the Fed eventually doubles its target rate to over 2%.

Much of the expectations for higher earnings, and especially for hikes in interest rates, are already reflected in stock prices. But the stock market will react to any surprises in the magnitude or in the pace of these changes. These factors are likely to be the major driving forces behind the market in the coming year. We feel that the overall effect will be positive, and stock prices are likely to grow in the low teens in the next year.

There are other factors that will affect stock prices, mostly through their impact on earnings, interest rates, and the psychology of investors. These factors include inflation (including oil prices), the geopolitical world situation (including Iraq and terrorism), economic growth in China, and the U.S. presidential election. Regarding the last factor, many have observed that stocks tend to rally before the election and that they have often done well under a Democratic president and a Republican Congress.

As interest rates increase, stocks are supported by rising earnings, but bonds are not. Bond prices actually move in the opposite direction of interest rates. Thus, bonds become unattractive and cannot compete with stocks in this atmosphere. Indeed, investors are moving out of bond funds, after a huge influx into them in the last few years. Bond funds assets (excluding money market funds) rose from 808 billion dollars at the beginning of 2000 to 1,220 billion dollars at the end of May 2004, according to the Investment Company Institute. However, the trend is reversing as investors withdrew nearly 17 billion dollars out of bond funds in May 2004 alone. This trend is expected to continue, and much of these withdrawals are likely to find their way into stocks and stock funds. Of course, your Fund does not invest in bonds anyway, as interest income is not allowed under Islamic principles.

By investing in the Dow Jones Islamic Fund, you acquire a slice of a highly diversified portfolio exceeding 200 companies in a variety of industries. Stocks are selected to meet Islamic principles, so Muslims can adhere to their faith while encouraging better business ethics. We, at the Dow Jones Islamic Fund, will continue our commitment to be prudent and diligent in investing the money you entrust with us. Your Fund’s Board will continue to adhere to the highest standard of integrity and act at all times in the best interest of shareholders. Let me thank you again for your trust and confidence in the Dow Jones Islamic Fund.

Respectfully,

Dr. Bassam Osman
President, Dow Jones Islamic Fund

The above discussion and analysis of the fund reflect the opiniions of the Advisor as of July 2004, are subject to change, and any forecasts made cannot be guaranteed.

The S&P 500 Inces is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Lipper Large-Cap Growth Funds Indes is the average of the 30 largest funds in the LIpper Large-Cap Growth Funds Category.  The Morningstar Large Growth Index measures the performance of large-cap stocks that are expected to grow at a faster pace than the rest of the market as measured by forward earnings, historical earnings, book value, cash flow and sales.  You cannot invest directly in an index.

Price to earnings ratio is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

For use only when preceded or accompanied by a current prospectus for the Fund.  Mutual fund investing involves risk; princiapl loss is possible.

The Dow Jones Islamic Fund is distributed by Quasar Distributors, LLC (07/04).

DOW JONES ISLAMIC FUND

CLASS K
Total Rate of Return
For the Period June 30, 2000 to May 31, 2004

This chart assumes an initial investment of $10,000 made on June 30, 2000 (SEC effective date). Performance reflects fee waivers in effect. In the absence of fee waivers, the total return would have been reduced. As of the period ended May 31, 2004, The Dow Jones Islamic Fund has chosen to use the Russell 3000 Growth Index as the comparison benchmark.Past performance is not predictive of future performance.

Performance data quoted represents past performance and does not guarantee furture results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance qouted.  Performance data current to the most recent month end may be obtained by visiting www.investaaa.com.

The Fund invests in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods. Indices mentioned are unmanaged and commonly used to measure U.S. and Foreign markets. You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Average Annual Total Returns as of May 31, 2004	One Year	Since SEC Effective Date June 30, 2004

Dow Jones Islamic Fund – Class K	16.07%	(10.06)%
Dow Jones Islamic Market USA Index*	16.29%	(9.89)%

*	The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by the Shari’ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The index is constructed from stocks in the Dow Jones Indexes (DJGI) family. Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends

**	The Russell 3000 Growth Index takes the largest 3,000 US companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

2

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
May 31, 2004

Number of Shares		Market Value

COMMON STOCK – 99.6%

	ADVANCED INDUSTRIAL EQUIPMENT – 1.1%
1,800	Agilent Technologies, Inc*	$46,260
500	Cognex Corporation	16,570
1,000	Danaher Corporation	47,030
500	Diebold, Inc.	24,565
750	National Instruments Corporation	24,173
500	Pall Corporation	12,090
500	Roper Industries, Inc.	26,475
750	Symbol Technologies, Inc.	11.048
500	Waters Corporation*	23,040

		231,251

	ADVANCED MEDICAL DEVICES – 2.8%
900	Biomet, Inc.	36,108
500	DENTSPLY International Inc.	24,705
700	Guidant Corporation	38,038
4,400	Medtronic, Inc.	210,760
500	Respironics, Inc.*	26,595
1,000	St. Jude Medical, Inc.*	76,260
2,000	Stryker Corporation	101,700
1,000	Zimmer Holdings, Inc.*	85,350

		599,516

	AEROSPACE – 0.9%
2,200	United Technologies Corporation	186,142

	AIR FREIGHT – 1.0%
500	Expediters International of Washington, Inc.	22,720
1,100	FedEx Corporation	80,938
1,500	United Parcel Service, Inc. Class B	107,580

		211,238

	AIRLINES – 0.2%
3,000	Southwest Airlines Co.	46,530

	AUTO PARTS – 0.3%
500	Gentex Corporation	19,000
1,100	Genuine Parts Company	41,404

		60,404

See notes to financial statements.

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DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2004

Number of Shares		Market Value

COMMON STOCK (Continued)

	BIOTECHNOLOGY – 3.5%
4,552	Amgen, Inc.*	$248,994
1,100	Applera Corporation – Applied Biosystems Group	21,318
1,075	Biogen, Inc.*	66,811
500	Celgene Corporation*	28,500
500	Chiron Corporation*	22,375
2,000	Genentech, Inc.*	119,620
1,000	Genzyme Corporation*	43,580
1,000	Gilead Sciences, Inc.*	65,460
500	Immunomedics, Inc.*	3,030
1,000	Laboratory Corporation of America Holdings*	41,360
1,000	MedImmune, Inc.*	24,070
852	Monsanto Co.	29,394
500	Myriad Genetics, Inc.*	8,295
500	Techne Corporation*	19,375
500	XOMA, Ltd.*	2,095

		744,277

	BUILDING MATERIALS – 0.2%
500	The Sherwin-Williams Company	19,650
500	Vulcan Material Company	22,380

		42,030

	CHEMICALS COMMODITY – 0.9%
4,300	E.I. du Pont de Nemours and Company	185,760

	CHEMICALS SPECIALTY – 0.9%
1,000	Air Products and Chemicals, Inc.	49,970
500	Avery Dennison Corporation	29,520
500	Cabot Microelectronics Corp.*	15,575
1,000	Ecolab, Inc.	30,510
1,000	Engelhard Corporation	30,270
500	Sigma-Aldrich Corporation	28,555
500	WD-40 Company	15,230

		199,630

	CLOTHING & FABRICS – 0.3%
1,000	Liz Claiborne, Inc.	34,300
500	V.F. Corp.	23,490

		57,790

See notes to the financial statements.

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DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2004

Number of Shares		Market Value

COMMON STOCK (Continued)

	COMMUNICATIONS TECHNOLOGY – 4.4%
2,200	ADC Telecommunications, Inc.*	$5,588
500	Andrew Corporation*	9,825
28,000	Cisco Systems, Inc.*	620,200
500	Echelon Corporation*	5,365
500	Foundry Networks, Inc.*	6,170
500	Plantronics, Inc.*	19,875
500	Polycom, Inc.*	10,245
3,300	QUALCOMM, Inc.	221,331
1,000	Rockwell Collins, Inc.	30,040
500	Tekelec*	8,310

		936,949

	COMPUTERS – 7.0%
8,900	Dell Computer Corporation*	313,102
8,500	EMC Corporation*	95,540
500	Emulex Corporation*	9,340
10,321	Hewlett-Packard Company	219,218
6,500	International Business Machines Corporation	575,835
500	Lexmark International, Inc. Class A*	47,160
500	NCR Corporation*	24,120
1,100	Network Appliance, Inc.*	21,780
500	Qlogic Corporation*	15,350
1,000	Research In Motion Limited*	120,000
12,600	Sun Microsystems, Inc.*	53,298

		1,494,743

	CONSUMER SERVICES – 1.1%
750	Apollo Group, Inc.*	70,350
1,000	Career Education Corp.*	67,970
500	DeVry, Inc.*	13,530
1,000	eBay, Inc.*	88,800

		240,650

	CONTAINERS & PACKAGING – 0.1%
500	AptarGroup, Inc.	20,325

See notes to the financial statements.

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DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2004

Number of Shares		Market Value

COMMON STOCK (Continued)

	COSMETICS – 1.7%
800	Avon Products, Inc.	$70,928
2,000	Colgate-Palmolive Company	114,400
4,000	The Gillette Company	172,360

		357,688

	DIVERSIFIED TECHNOLOGY SERVICES – 0.3%
500	Affiliated Computer Services, Inc. Class A*	24,910
500	CIBER, Inc.*	4,450
500	Dendrite International, Inc.*	8,395
500	Keane, Inc.*	7,175
1,100	Unisys Corporation*	14,916

		59,846

	ELECTRIC COMPONENTS & EQUIPMENT – 0.4%
700	American Power Conversion Corporation	12,670
500	AVX Corporation	7,920
500	Integrated Circuit Systems, Inc.*	13,730
500	Jabil Circuit, Inc.*	14,155
500	KEMET Corporation*	6,075
500	Molex, Inc.	14,680
500	Molex, Inc. Class A	12,580
500	Plexus Corp.*	7,345

		89,155

	FIXED LINE COMMUNICATIONS – 1.5%
13,200	SBC Communications, Inc.	312,840

	FOOD PRODUCTS – 0.4%
500	Hershey Foods Corporation	44,365
500	Lancaster Colony Corporation	20,015
530	Tootsie Roll Industries, Inc.	18,073

		82,453

	FOOTWEAR – 0.2%
600	Nike, Inc. Class B	42,690

See notes to the financial statements.

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DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2004

Number of Shares		Market Value

COMMON STOCK (Continued)

	FURNISHINGS & APPLIANCES – 0.5%
500	Ethan Allen Interiors, Inc.	$19,485
300	Herman Miller, Inc.	7,224
500	HNI Corporation	19,935
700	Leggett & Platt, Inc.	17,696
500	Mohawk Industries, Inc.*	37,120

		101,460

	HEALTHCARE PROVIDERS – 2.0%
1,000	First Health Group Corp.*	15,100
700	HCA Inc.	27,181
1,100	Health Management Associates, Inc. Class A	24,189
1,000	Horizon Health Corporation*	23,000
500	LifePoint Hospitals, Inc.*	18,800
1,000	Lincare Holdings, Inc.*	33,610
1,025	Medco Health Solutions, Inc.*	35,906
500	Orthodontic Centers of America, Inc.*	4,275
500	Pediatrix Medical Group, Inc.*	33,050
750	Renal Care Group, Inc.*	24,578
1,900	Tenet Healthcare Corp.*	22,648
2,400	UnitedHealth Group, Inc.	156,600

		418,937

	HEAVY CONSTRUCTION – 0.2%
500	Dycom Industries, Inc.*	12,345
500	Fluor Corporation	20,210

		32,555

	HOUSEHOLD PRODUCTS DURABLE – 0.1%
300	The Stanley Works	13,065

	HOUSEHOLD PRODUCTS NONDURABLE – 3.5%
500	Blyth, Inc.	16,325
500	The Clorox Company	26,180
2,000	Kimberly-Clark Corporation	131,800
5,300	The Procter & Gamble Company	571,446

		745,751

See notes to the financial statements.

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DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2004

Number of Shares		Market Value

COMMON STOCK (Continued)

	INDUSTRIAL – DIVERSIFIED – 2.5%
700	Dover Corporation	$27,272
1,600	Emerson Electric Company	95,520
1,100	Illinois Tool Works, Inc.	98,868
500	Kaydon Corporation	13,415
500	Parker-Hannifin Corporation	27,780
700	Rockwell Automation, Inc.	23,702
3,000	3M Co.	253,680

		540,237

	INDUSTRIAL SERVICES – 2.8%
2,000	Automatic Data Processing, Inc.	88,860
500	Catalina Marketing Corporation*	8,445
500	Cintas Corporation	22,690
500	Convergys Corporation*	7,340
750	Copart, Inc.*	18,487
500	The Corporate Executive Board Company	2,7330
500	Deluxe Corporation	21,410
500	DST Systems, Inc.*	24,020
750	Fair Isaac Corporation	26,062
3,000	First Data Corporation	129,870
500	Getty Images, Inc.*	28,150
1,100	IMS Health, Inc.	27,368
500	MedQuist, Inc.*	6,165
1,000	Moody’s Corporation	65,390
1,200	Paychex, Inc.	45,012
500	Robert Half International, Inc.	13,990
500	Sabre Holdings Corporation	12,750
500	W.W. Grainger, Inc.	27,225

		600,564

	INTERNET SERVICES – 0.0%
1,000	WebMD Corporation*	8,860

	MEDICAL SUPPLIES – 2.7%
5,600	Abbott Laboratories	230,776
1,800	Baxter International, Inc.	56,592
1,000	Becton, Dickinson and Company	50,320
2,000	Boston Scientific Corporation*	88,600
500	C.R. Bard, Inc.	56,085
500	Cytyc Corporation*	10,950
560	Hospira, Inc.*	14,358
500	Patterson Dental Company*	37,960

See notes to the financial statements.

5 Bottom

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2004

Number of Shares		Market Value

COMMON STOCK (Continued)

	MEDICAL SUPPLIES (Continued)
500	ResMed Inc.*	$25,400
95	Teva Pharmaceutical Industries Ltd. [f] ADR	6,286

		577,327

	OIL COMPANIES – 9.6%
4,440	ChevronTexaco Corporation	401,376
700	EOG Resources, Inc.	37,401
26,200	Exxon Mobil Corporation	1,133,150
1,000	Murphy Oil Corporation	65,260
5,000	Shell Transport & Trading Company plc [f] ADR	218,900
500	Tom Brown, Inc.*	24,000
200	Total SA [f] ADR	188,160

		2,068,247

	OIL DRILLING EQUIPMENT & SERVICES – 1.7%
1,500	Baker Hughes Incorporated	51,045
1,000	BJ Services Company*	41,890
500	Cooper Cameron Corporation*	23,185
500	ENSCO International, Inc.	13,320
500	GlobalSanteFe Corporation	12,565
1,600	Halliburton Company	46,464
500	Noble Corporation*	17,230
500	Patterson-UTI Energy, Inc.	15,330
500	Rowan Companies, Inc.*	10,990
2,000	Schlumberger Limited [f]	114,340
500	Tidewater Inc.	13,820

		360,179

	PHARMACEUTICALS – 16.2%
500	Allergan, Inc.	44,450
500	Andrx Group*	13,740
4,000	AstraZeneca PLC [f] ADR	187,600
3,000	Aventis S.A. [f] ADR	237,690
6,200	Bristol-Myers Squibb Company	156,674
4,000	Eli Lilly and Company	294,680
1,000	Forest Laboratories, Inc.*	63,390
11,784	Johnson & Johnson	656,487
666	King Pharmaceuticals, Inc.*	8,898

See notes to the financial statements.

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DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2004

Number of Shares		Market Value

COMMON STOCK (Continued)

	PHARMACEUTICALS (Continued)
8,500	Merck & Co., Inc.	$402,050
1,350	Mylan Laboratories, Inc.	30,119
500	Noven Pharmaceuticals, Inc.*	9,590
3,100	Pfizer, Inc.	1,095,540
5,400	Schering-Plough Corporation	91,260
5,300	Wyeth	190,800

		3,482,968

	PRECIOUS METATL – 0.2%
1,000	Meridian Gold Inc.*[f]	13,000
1,000	Newmont Mining Corporation	39,710

		52,710

	PUBLISHING – 0.3%
500	John Wiley & Sons, Inc.	15,900
700	The McGraw-Hill Companies, Inc.	54,544

		70,444

	REAL ESTATE – 0.1%
500	Public Storage, Inc.	22,995

	RECREATIONAL PRODUCTS & SERVICES – 0.7%
500	Callaway Golf Company	8,090
1,200	Harley-Davidson, Inc.	68,988
1,000	Polaris Industries Inc.	43,400
1,000	Winnebago Industries, Inc.	28,400

		148,878

	RETAIL APPAREL – 1.2%
1,800	The Gap, Inc.	43,470
1,200	Kohl’s Corporation*	57,072
1,600	The Limited, Inc.	30,880
500	The Men’s Wearhouse, Inc.*	13,045
2,000	Ross Stores, Inc.	52,380
2,200	The TJX Companies, Inc.	54,802

		251,649

	RETAILERS BROADLINE – 0.2%
1,000	Dollar General Corporation	19,400
1,000	Family Dollar Stores, Inc.	31,360

		50,760

See notes to the financial statements.

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DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2004

Number of Shares		Market Value

COMMON STOCK (Continued)

	RETAILERS DRUG-BASED – 1.8%
1,650	Cardinal Health, Inc.	$111,721
1,400	CVS Corporation	58,352
1,100	McKesson Corporation	37,840
500	Priority Healthcare Corporation Class B*	10,100
5,000	Walgreen Company	175,050

		393,063

	RETAILERS – SPECIALTY – 3.5%
500	AutoZone, Inc.*	$43,375
1,000	Bed Bath & Beyond, Inc.*	37,250
500	Big Lots, Inc.*	7,310
500	Dollar Tree Stores, Inc.*	13,950
9,200	The Home Depot, Inc.	330,464
2,800	Lowe’s Companies, Inc.	149,996
500	Michaels Stores, Inc.	26,125
500	99 Cents Only Stores*	9,705
1,200	Office Depot, Inc.*	19,608
700	RadioShack Corporation	21,273
1,700	Staples, Inc.	46,886
500	Tiffany & Company	17,685
1,000	Williams-Sonoma, Inc.*	31,950

		755,577

	SCHOOLS – 0.3%
2,000	Corinthian Colleges, Inc.*	56,820

	SEMICONDUCTORS – 7.4%
1,300	Altera Corporation*	$29,757
1,000	Analog Devices, Inc.	49,150
5,800	Applied Materials, Inc.*	115,768
600	Axcelis Technologies, Inc.*	7,230
500	Broadcom Corporation*	21,105
500	Credence Systems Corporation*	7,005
500	Cree, Inc.*	11,505
25,000	Intel Corporation	713,750
500	InterDigital Communications Corporation*	8,480
1,000	Intersil Corporation	21,250
600	KLA-Tenor Corporation*	28,908
1,000	Linear Technology Corporation	39,660

See notes to the financial statements.

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DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2004

Number of Shares		Market Value

COMMON STOCK (Continued)

	SEMICONDUCTORS (Continued)
500	Marvell Technology Group Ltd.*[f]	$23,785
2,000	Maxim Integrated Products, Inc.	101,660
500	Micrel, Incorporated*	7,385
750	Microchip Technology, Inc.	23,782
1,900	Micron Technology, Inc.*	28,557
2,000	National Semiconductor Corporation*	43,340
500	Rambus, Inc.*	9,730
500	RF Micro Devices, Inc.*	4,000
500	Silicon Laboratories Inc.*	26,095
500	Skyworks Solutions, Inc.*	4,470
500	Teradyne, Inc.*	11,145
7,000	Texas Instruments, Inc.	182,770
2,000	Xilinx, Inc.	72,960

		1,593,247

	SOFT DRINKS – 3.7%
8,500	The Coca-Cola Company	$436,475
6,900	PepsiCo, Inc.	368,253

		804,728

	SOFTWARE - 6.6%
1,000	Ariba, Inc.*	$2,180
900	BMC Software, Inc.*	15,876
1,100	Cadence Design Systems, Inc.*	15,224
500	Cerner Corporation*	21,380
600	Citrix Systems, Inc.*	12,630
700	Intuit Inc.*	27,426
500	Macromedia, Inc.*	13,000
500	Mentor Graphics Corporation*	7,995
500	Mercury Interactive Corporation*	23,970
35,600	Microsoft Corporation	938,060
16,100	Oracle Corporation*	182,252
1,000	Parametric Technology Corporation*	4,850
215	PeopleSoft, Inc.*	3,844
500	Quest Software, Inc.*	6,655
500	Retek Inc.*	3,260
1,000	SunGard Data Systems, Inc.*	27,710
1,000	Symantec Corporation*	45,800
1,000	Synopsys, Inc.*	29,600
600	VeriSign, Inc.*	10,884
1,300	VERITAS Software Corporation*	34,580

		1,427,176

See notes to the financial statements.

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DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2004

Number of Shares		Market Value

COMMON STOCK (Continued)

	STEEL – 0.1%
500	Nucor Corporation	$32,925

	TECHNOLOGY HARDWARE & EQUIPMENT – 1.2%
5,000	CANON, INC.[f] ADR	$247,800

	TOYS – 0.3%
1,000	Electronic Arts, Inc.*	50,830
1,500	Mattel, Inc.	26,220

		77,050

	TRANSPORTATION – 0.1%
832	Werner Enterprises, Inc.	15,883

	WIRELESS COMMUNICATIONS – 0.9%
8,000	Vodafone Group Plc [f] ADR	190,080

	Total Common Stock – 99.6%
	(Cost $24,393,168)	21,343,842
	Assets, Less Other
	Liabilities – 0.4%	95,427

	TOTAL NET ASSETS 100.0%	$21,439,269

*	Non-income producing
ADR	American Depositary Receipts
f	U.S. security of foreign company

Fund holdings and/or sector allocations are subject to change at nay time and are not recommendations to buy or sell any security.

See notes to the financial statements.

8

DOW JONES ISLAMIC FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2004

Assets:
Investments in securities, at fair value (cost: $24,393,168)	$21,343,842
Cash	88,344
Receivable for Fund shares sold	1,500
Dividends receivable	33,014
Other assets	39,850

Total Assets	21,506,550

Liabilities:
Payable for Fund shares redeemed	12,969
Payable to Advisor	7,948
Accrued audit expense	13,526
Accrued expenses	32,838

Total Liabilities	67,281

Net Assets	$21,439,269

Net Assets Consists of:
Paid in capital	$28,736,542
Accumulated net realized loss on investments	(4,247,947)
Unrealized depreciation on investments	(3,049,326)

Net Assets	$21,439,269

Shares of capital stock outstanding; unlimited number of share authorized, no par value	3,228,090

Net asset value, redemption and offering price per share	$6.64

See notes to the financial statements.

9

DOW JONES ISLAMIC FUND
STATEMENT OF OPERATIONS

Year Ended May 31, 2004
Investment income:
Dividends	$237,469

Expenses:
Investment advisory fees	147,816
Shareholder servicing and accounting fees	92,656
Administration fees	45,850
License fees	25,706
Professional fees	37,300
Registration fees	30,144
Custody fees	2,274
Reports to shareholders	5,808
Miscellaneous expenses	2,362

Total expenses	389,916
Less fees reimbursed by Advisor	(102,510)

Net expenses	287,406

Net investment loss	(49,937)

Net realized and unrealized gain (loss):
Net realized loss on investments	(105,624)
Change in unrealized appreciation (depreciation) on investments	2,956,533

Net realized and unrealized gain on investments	2,850,909

Net increase in net assets from operations	$2,800,972

See notes to the financial statements.

10

DOW JONES ISLAMIC FUND
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended May 31, 2004	Year Ended May 31, 2003
Operations:
Net investment income (loss)	$(49,937)	$61,332
Net realized loss on investments	(105,624)	(2,374,832)
Change in unrealized appreciation (depreciation) on investments	2,956,533	671,344

Net increase (decrease) in net assets from operations	2,800,972	(1,642,156)

Captial share transactions (Note 4):
Shares sold	2,121,897	936,099
Shares reinvested	6,068	5,708
Shares redeemed	(1,593,376)	(1,140,272)

Net increase (decrease) in net assets
from capital shares transactions	534,589	(198,465)

Distributions to shareholders:
From net investment income	(33,209)	(43,387)

Total distributions to shareholders	(33,209)	(43,387)

Total increase (decrease) in net assets	3,302,352	(1,884,008)
Net assets at beginning of year	18,136,917	20,020,925

Net assets at end of year (including accumulated undistributed
net investment income of $0 and $33,216, respectively)	$21,439,269	$18,136,917

See notes to the financial statements.

11

DOW JONES ISLAMIC FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Class K
	Year Ended May 31, 2004		Year Ended May 31, 2003		Year Ended May 31, 2002		For the Period June 29, 2001(1) to May 31, 2001

Net asset value
Beginning of period	$5.73		$6.26		$7.58		$10.00

Operations
Net investment income (loss)	(0.02	)(2)	(0.02	) (3)	(0.01	) (3)	(0.01)
Net realized and unrealized
gain (loss) on investments	0.94		(0.54)		(1.32)		(2.43)

Total from operations	0.92		(0.52)		(1.31)		(2.42)

Distributions to shareholders
From net investment income	(0.01)		(0.01)		(0.01)		0.00

Total distributions to shareholders	(0.01)		(0.01)		(0.01)		0.00

Net asset value
End of period	$6.64		$5.73		$6.26		$7.58

Total investment return	16.07%		(8.22)%		(17.34)%		(25.02	%(4)(5) )

Net assets, end of period (in thousands)	$21,439		$18,070		$20,020		$20,497

Ratios
Expenses to average net assets
Before expense reimbursement	1.99%		2.25%		2.06%		1.97%(6)
After expense reimbursement	1.47%		0.95%		0.90%		0.90%(6)
Net investment income (loss)
to average net assets
Before expense reimbursement	(0.77)%		(0.94)%		(1.07)%		(0.99%(6))
After expense reimbursement	(0.25)%		0.36%		0.09%		0.08%(6)
Portfolio turnover rate(7)	4.5%		5.1%		13.7%		20.0%(4)
(1)	Commencement of operations.
(2)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment income (loss) per share is based on daily average shares outstanding.
(4)	Not annualized
(5)	The investment return for Class K was calculated using the date the Fund became effective with the SEC, June 30, 2000.
(6)	Annualized.
(7)	Calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See notes to the financial statements.

12

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2004

1.Organization
Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware business trust on January 14, 2000. The Trust currently offers one series of shares to investors, the Dow JonesSM Islamic Fund (f/k/a Dow Jones Islamic Index Fund) (the “Fund”), a diversified series of the Trust. Allied Asset Advisors, Inc. (“AAA” or the “Advisor”), a Delaware corporation, serves as an investment advisor to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series. The Trust currently offers one class of shares of the Fund: Class K. Effective October 30, 2003, the Trust terminated Class M shares.

The investment objective of the Fund seeks growth of capital while adhering to Islamic principles. To achieve the investment objective, under normal circumstances, the Fund invests at least 80% of its net assets in domestic and foreign securities included in the Dow Jones Islamic Market IndexesSM, as well as up to 20% of its net assets in securities chosen by the Fund’s investment advisor that meet Islamic principles. Prior to October 1, 2003, the Fund’s investment objective was to match the total return of the Dow Jones Islamic Market USA IndexSM (the “Index”) by investing substantially all of its assets in roughly the same proportions as the stocks were represented in the Index.

2.Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates: In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation: Investment securities are carried at value determined using the following valuation methods:

  Equity securities listed on an U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

  Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. The Fund did not hold any such securities during the year ended May 31, 2004.

  Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment advisor under direction of the Board of Trustees. The Fund did not hold any such securities during the year ended May 31, 2004.

Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended May 31, 2004, the Fund decreased paid in capital by $50,630 and increased accumulated net investment income and accumulated net realized loss on investments by $49,930 and $700, respectively.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At May 31, 2004, the Fund had capital loss carryovers as follows:

13

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2004

Net Capital Loss Carryovers*	Capital Loss Carryover Expiration

$1,071,309	5/31/2009
146,365	5/31/2010
1,599,476	5/31/2011
1 ,421,345	5/31/2012

$4,238,495

*Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$24,393,178

Gross tax unrealized appreciation	3,030,680
Gross tax unrealized depreciation	(6,080,016)

Net tax unrealized depreciation	$(3,049,336)

Undistributed ordinary income	$-
Undistributed long-term capital gain	-

Total distributable earnings	$-

Other accumulated losses	$(4,247,937)

Total accumulated losses	$(7,297,273)

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund has post-October losses, which will be treated as arising on the first day of the fiscal year ended May 31, 2004 of $9,442.

Distributions to Shareholders: The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

On December 30, 2003, a distribution of $0.11 per share was declared for Class K shares. The dividend was paid on December 30, 2003 to shareholders of record on December 29, 2003.

On December 31, 2002, a distribution of $0.14 per share was declared for Class K shares. The dividend was paid on December 31, 2002, to shareholders of record on December 30, 2002.

The tax character of distributions paid were as follows:

	Year Ended May 31, 2004	Year Ended May 31, 2003

Ordinary income	$33,209	$43,387

Other: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees, which were unique to Class M shares.

3.Investment Advisory Agreement
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.75% of the Fund’s daily average net assets.

The Trust has a distribution agreement and servicing agreement with Quasar Distributors, LLC (the “Distributor”). The Trust had adopted a Service and Distribution Plan whereby the Fund pays the Distributor servicing fees of up to 0.75% annually, calculated as a percentage of average daily net assets attributable to Class M shares. For the year ended May 31, 2004, the Fund recognized $152 of distribution fees, which are included in miscellaneous expenses in the statement of operations. Effective October 30, 2003, the Board of Trustees terminated the Trust’s Class M shares.

Effective July 1, 2003, the Advisor began to waive or reimburse the Fund if the aggregate annual operating expenses exceed 1.50% and 2.25% of average net assets for Class K and Class M shares respectively.

14

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2004

Prior to July 1, 2003, if the aggregate annual operating expenses exceeded 0.95% and 1.70% of average net assets for Class K and Class M shares respectively, the Advisor waived or reimbursed the Fund for the amount of such excess. Prior to June 30, 2002, if the aggregate annual operating expenses exceeded 0.90% and 1.65% of average net assets for Class K and Class M shares respectively, the Advisor waived or reimbursed the Fund for the amount of such excess. Accordingly, for the year ended May 31, 2004, the Advisor has waived or reimbursed expenses of the Fund in the amount of $102,510.

4.Capital Share Transactions
Transactions in Class K shares of the Fund for the year ended May 31, 2004, were as follows:

	Amount	Shares
Shares sold	$2,095,878	325,967
Shares reinvested	6,068	924
Shares redeemed	(1,493,989)	(249,689)

Net increase	$607,657	77,202

Transactions in Class M shares of the Fund for the year ended May 31, 2004, were as follows:

	Amount	Shares
Shares sold	$26,019	4,334
Shares redeemed	(99,387)	(16,131)

Net increase	$(73,368)	(11,797)

Transactions in Class K shares of the Fund for the year ended May 31, 2003, were as follows:

	Amount	Shares
Shares sold	$877,987	165,043
Shares reinvested	5,708	1,096
Shares redeemed	(1,139,464)	(212,059)

Net decrease	$(255,769)	(45,920)

Transactions in Class M shares of the Fund for the year ended May 31, 2003, were as follows:

	Amount	Shares
Shares sold	$58,112	11,802
Shares redeemed	(808)	(152)

Net increase	$57,304	11,650

5.Securities Transactions
During the year ended May 31, 2004, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were $1,404,944 and $868,760, respectively. There were no purchases or sales of long-term U.S. Government securities.

15

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2004

6.Federal Tax Information (Unaudited)
The Fund designates 100% of the dividends declared from net investments income during the year ended May 31, 2004 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended May 31, 2004, 100% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

7.Change in Independent Accountant (Unaudited)
On October 30, 2003, Deloitte & Touche LLP ceased being the Fund’s independent auditor.

The reports of Deloitte & Touche LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years, there have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte & Touche LLP would have caused them to make reference thereto in their report on the financial statements for such years.
The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Tait, Weller & Baker as its new independent auditors as of October 30, 2004.

8.Information about Proxy Voting (Unaudited)
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll free at (877) 417-6161 or by accessing the Funds’ website at www.investaaa.com and the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 will be available after August 31, 2004.

16

DOW JONES ISLAMIC FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
the Allied Asset Advisors Funds:

We have audited the accompanying statement of assets and liabilities of the Dow Jones Islamic Fund (the “Fund”), a series of Allied Asset Advisors Funds, including the schedule of investments, as of May 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year then ended May 31, 2003 and the financial highlights for the two years ended May 31, 2003 and for the period from June 29, 2000 through May 31, 2001 were audited by other auditors whose report dated July 18, 2003 expressed an unqualified opinion on the statement of changes in net assets and the financial highlight.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dow Jones Islamic Fund as of May 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
July 2, 2004

17

DOW JONES ISLAMIC FUND
SUPPLEMENTAL INFORMATION (Unaudited)

Information pertaining to the Trustees and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request by calling (877) 417-6161 or write to Dow Jones Islamic Fund, c/o Allied Asset Advisors, Inc., 745 McClintock Drive, Suite 114, Burr Ridge, IL 60527.

Name, Age, Address Position with Trust	Term of Office and Tenure	No. of Funds in Complex Overseen	Principal Occupations(s) during the past 5 years	Other Trusteeships/ Directorships by Trustee

*Bassam Osman, 53 745 McClintock Drive, Suite 114 Burr Ridge, IL 60527 Trustee, Chairperson and President	Trustee, Chairperson and President since 2000	1	1980 to present – Bassam Osman, M.D. SC LTD, Doctor

*Muzamil Siddiqi, 60 745 McClintock Drive, Suite 114 Burr Ridge, IL 60527 Trustee	Trustee since 2000	1	1981 to present – Director of the Islamic Society of Orange County, Orange County, CA

Abdalla Idris Ali, 55 745 McClintock Drive, Suite 114 Burr Ridge, IL 60527 Disinterested Trustee	Disinterested Trustee Since 2000	1	1998 to present – Director, the Center of the Islamic Studies, Kansas City, MO; 1982 to 1998 – Principal, ISNA Islamic School, Toronto, Ontario, Canada

Imran Hussain 745 McClintock Drive, Suite 114 Burr Ridge, IL 60527 Disinterested Trustee	Disinterested Trustee since 2004	1	2001 to present - Partner, HFP Accounting and Financial; 2000 to 2001 - Analyst, Arthur D. Little

Mohammed Kaiseruddin, 60 745 McClintock Drive, Suite 114 Burr Ridge, IL 60527 Disinterested Trustee	Disinterested Trustee Since 2000	1	1973 to present – Nuclear Engineer, Sargent & Lundy

Mohammad Basheeruddin, 54 745 McClintock Drive, Suite 114 Burr Ridge, IL 60527 Treasurer	Treasurer Since 2003	1	2001 to present – Accounting Manager, North American Islamic Trust; 1997 to 2001 – Accountant, Platkin & Son and Accountant, Artisan Handprint

Mujeeb Cheema, 56 745 McClintock Drive, Suite 114 Burr Ridge, IL 60527 Secretary	Secretary Since 2003	1	2003 to present – Executive Director, North American Islamic Trust; 1980 to 2003 Managing Director, Hawkins International, Inc.

*This trustee is deemed to be an “interested person” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

18

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INVESTMENT ADVISOR
AAA
Allied Asset Advisors, Inc.
Burr Ridge, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT AUDITORS
Tait, Weller & Baker
Philadelphia, Pennsylvania

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Cincinnati, Ohio

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.  Read the Prospectus carefully before you invest or send money. The Prospectus contains important information about the Fund, including charges and expenses. The principal value of your investment will fluctuate and your shares may be worth less than your original cost. Quasar Distributors, LLC is the Distributor for the Fund. 07/04

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were not applicable. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 05/31/2004	FYE 05/31/2003

Audit Fees	11,500	16,150
Audit-Related Fees	-	-
Tax Fees	2,000	2,700
All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Not applicable for periods ending before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 10. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)	(1)Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds_________________________

By (Signature and Title)_____________________________________
Bassam Osman, President

Date____________________________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds_________________________

By (Signature and Title)_____________________________________
Mohammad Basheeruddin, Treasurer

Date____________________________________________________

Allied Asset Advisors Funds

Code of Ethics
For Principal Executive Officer & Principal Financial Officer

The Allied Asset Advisors Funds (the “Fund”) requires the Principal Executive Officer, Principal Financial Officer, or other Fund officers performing similar functions (the “Principal Officers”), to maintain the highest ethical and legal standards while performing their duties and responsibilities to the Fund, with particular emphasis on those duties that relate to the preparation and reporting of the financial information of the Fund. The following principles and responsibilities shall govern the professional conduct of the Principal Officers:

1.     HONEST AND ETHICAL CONDUCT

The Principal Officers shall act with honesty and integrity, avoiding actual or apparent conflicts of interest in personal and professional relationships, and shall report any material transaction or relationship that reasonably could be expected to give rise to such conflict between their interests and those of the Fund to the Audit Committee, the full Board of Trustees of the Fund, and, in addition, to any other appropriate person or entity that may reasonably be expected to deal with any conflict of interest in timely and expeditious manner.

The Principal Officers shall act in good faith, responsibly, with due care, competence and diligence, without misrepresenting material facts or allowing their independent judgment to be subordinated or compromised.

2.     FINANCIAL RECORDS AND REPORTING

The Principal Officers shall provide full, fair, accurate, timely and understandable disclosure in the reports and/or other documents to be filed with or submitted to the Securities and Exchange Commission or other applicable body by the Fund, or that is otherwise publicly disclosed or communicated. The Principal Officers shall comply with applicable rules and regulations of federal, state, and local governments, and other appropriate private and public regulatory agencies.

The Principal Officers shall respect the confidentiality of information acquired in the course of their work and shall not disclose such information except when authorized or legally obligated to disclose. The Principal Officers will not use confidential information acquired in the course of their duties as Principal Officers.

The Principal Officers shall share knowledge and maintain skills important and relevant to the Fund’s needs; shall proactively promote ethical behavior of the investment adviser’s employees and as a partner with industry peers and associates; and shall maintain control over and responsibly manage assets and resources employed or entrusted to them by the Fund.

3.     COMPLIANCE WITH LAWS, RULES AND REGULATIONS

The Principal Officers shall establish and maintain mechanisms to oversee the compliance of the Fund with applicable federal, state or local law, regulation or administrative rule, and to identify, report and correct in a swift and certain manner, any detected deviations from applicable federal, state or local law regulation or rule.

4.    COMPLIANCE WITH THIS CODE OF ETHICS

The Principal Officers shall promptly report any violations of this Code of Ethics to the Audit Committee as well as the full Board of Trustees of the Fund and shall be held accountable for strict adherence to this Code of Ethics. A proven failure to uphold the standards stated herein shall be grounds for such sanctions as shall be reasonably imposed by the Board of Trustees of the Fund.

5.     AMENDMENT AND WAIVER

This Code of Ethics may only be amended or modified by approval of the Board of Trustees. Any substantive amendment that is not technical or administrative in nature or any material waiver, implicit or otherwise, of any provision of this Code of Ethics, shall be communicated publicly in accordance with Item 2 of Form N-CSR under the Investment Company Act of 1940.

Adopted by the Board of Trustees on June 18, 2003.

CERTIFICATIONS

I, Bassam Osman, certify that:

1.	I have reviewed this report on Form N-CSR of Allied Asset Advisors Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

	(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	(b)	[Omit]

	(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

	(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

	(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: _____________________________________	_____________________________________
Bassam Osman President

CERTIFICATIONS

I, Mohammad Basheeruddin, certify that:

1.	I have reviewed this report on Form N-CSR of Allied Asset Advisors Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

	(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	(b)	[Omit]

	(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

	(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

	(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: _____________________________________	_____________________________________
Mohammad Basheeruddin Treasurer

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act

Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, each of the undersigned officers of the Allied Asset Advisors Funds, does hereby certify, to such officer’s knowledge, that the report on Form N-CSR of the Allied Asset Advisors Funds for the year ended May 31, 2004 fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable, and that the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Allied Asset Advisors Funds for the stated period.

____________________________________	____________________________________
Bassam Osman	Mohammad Basheeruddin
President, Allied Asset Advisors Funds	Treasurer, Allied Asset Advisors Funds

Dated: ______________________________	Dated: _______________________________

This statement accompanies this report on Form N-CSR pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and shall not be deemed as filed by Allied Asset Advisors Funds for purposes of the Securities Exchange Act of 1934.